Subsequent Events (Tables)	3 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Schedule of agreements the chief executive officer and the chief financial officer
Officer	Title	Annual Salary/Fees	Annual Expense Reimbursement	Annual Bonus
Itiel Kaplan	CEO	$250,000	$50,000	$100,000
Ilanit Halperin	CFO	$72,000	-	-

Schedule of financial liabilities under certain loan agreements
Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Grove Development LLC	Maple Grove	Independent Financial Bank	$5,397,000	Michael Sabo & Itiel Kaplan	100%
Pecan Ranch Development LLC	Pecan Ranch	Plains State Bank	$2,220,000	Michael Sabo	100%

Schedule of five additional plots
Location	Size (Acres)	Purchase Price	Date of Agreement	Projected Closing Date per Contract
Beasley, TX	180	$6,300,000	March 2022	September 2022
Brookshire, TX	155.3	$6,181,457	January 2022	July 2022
Hockley, TX	122.3	$3,670,000	September 2021	Acquired on April 15, 2022
Martindale, TX	110.4	$4,021,200	November 2021	August 2022
Waller, TX	381	$14,097,000	May 2022	July 6, 2022